Investment Strategy	Mar. 30, 2026
Medalist Partners MBS Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Total Return Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”). MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”) and commercial MBS (“CMBS”), and includes securities issued by government sponsored entities (“agency MBS”). MBS, including RMBS and CMBS, include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (“non-agency MBS”). The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings). The Adviser considers securities to be of investment grade quality if they are rated BBB (or comparable) or higher by a nationally recognized credit rating organization including S&P Global Ratings (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. As part of the Fund’s agency RMBS investments, the Fund may invest in credit risk transfer securities. Credit risk transfer securities are fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities. The Fund may also invest in asset-backed securities. The Fund may also invest without limit in Rule 144A securities, may invest up to 50% of its total assets in when-issued securities, and may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
The Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Adviser selects the Total Return Fund’s investments based on quantitative analysis, including bottom-up, loan-level credit analysis and structural stress-testing, as well as top-down macro qualitative analysis, including outlook for the economy, interest rates and real estate fundamentals. The Fund’s annual portfolio turnover rate will generally be 100% or greater.

Strategy Portfolio Concentration [Text]	The Fund may also invest without limit in Rule 144A securities, may invest up to 50% of its total assets in when-issued securities, and may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
Medalist Partners Short Duration Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Short Duration Fund invests primarily in investment-grade debt securities of domestic entities. The Adviser considers securities to be of investment grade quality if they are rated BBB (or comparable) or higher by a nationally recognized credit rating organization including S&P Global Ratings (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. The Fund may hold securities that, after being purchased, are downgraded to non-investment grade and would no longer qualify for initial investment. Under normal circumstances, the Fund expects to maintain a weighted average portfolio duration of up to three years. The Fund defines duration as effective duration which is the interest rate sensitivity of projected cash flows from Fund securities, adjusted for amortization, prepayments, and expected calls and puts. This means that the price of a debt security with a duration of three years would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Fund believes that effective duration provides the most accurate estimation of the Fund’s interest rate sensitivity.
The Short Duration Fund may invest in asset-backed securities (“ABS”), including mortgage-backed securities (“MBS”). MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”), commercial MBS (“CMBS”) and securities issued by government sponsored entities (“agency MBS”). MBS, including CMBS and RMBS, include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (“non-agency MBS”). As part of the Fund’s agency RMBS investments, the Fund may invest in credit risk transfer securities. Credit risk transfer securities are fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities.
Debt securities may include all fixed-income securities (both fixed and floating-rate securities), Rule 144A securities, U.S. government securities, municipal securities, collateralized loan obligations (“CLOs”), special purpose entities (such as asset-backed or mortgage-backed security issuers), zero coupon securities, money market securities, repurchase agreements and private asset-backed loan participations. Certain asset-backed and mortgage-backed securities are issued with stated maturities of 15 to 40 years; however, their effective durations are generally under 3 years. U.S. government securities include U.S. Treasury bills, notes and other obligations that are issued by or guaranteed as to interest and principal by the U.S. government or by agencies or instrumentalities of the U.S. government. The Fund may also invest in high yield instruments that are rated below investment grade (i.e., “high yield” or “junk” ratings). The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
The Adviser will allocate the Short Duration Fund’s assets across different market sectors and different maturities based on its view of the relative value of each sector or maturity. The Short Duration Fund may purchase and sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).